General and administrative expenses	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
General and administrative expenses

5	General and administrative expenses

	2026 USD	2025 USD
Professional fees	1,478,362	65,565
Management fees	300,000	-
Travel expenses	72,552	39,758
Administrative expenses	46,674	8,475
Software subscription	14,152	18,914
License rental	-	13,634
Other expenses	8,969	9,693
	1,920,709	156,039

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025